Earnings Per Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted earnings per share (in shares)		1,100,000
Stock options and unvested awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted earnings per share (in shares)	0	1,500,000	0